Loans and asset quality - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) class_of_receivable Segment Contract	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of portfolio segments | Segment	3
Number of classes of financing receivables | class_of_receivable	6
Loans	$ 61,540	$ 64,458
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 48,895	50,425
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contract	20
Financing receivable, modifications, subsequent default, recorded investment (less than)	$ 5
Loans	708	854
Other residential mortgages | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	708	854
Purchased mortgages	$ 171
Purchased residential mortgages, loan to value ratio	76.00%
Percentage of purchased residential mortgages that were at least 60 days delinquent	12.00%
Wealth Management Loans Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contract	2
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	62.00%
Percentage of past due mortgages (less than)	1.00%
Loans	$ 9,301	8,267
Wealth management mortgages | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	24.00%
Wealth management mortgages | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	18.00%
Wealth management mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	11.00%
Wealth management mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth management mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	39.00%
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 16,528	15,654
Wealth management loans and mortgages | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,420	15,555
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 5,100	5,500
Number of business days in which overdrafts are generally repaid	2 days
Overdrafts | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 963	1,055	$ 911
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,800	17,600
Margin loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 15,689	$ 17,503	$ 19,340
Margin loans | Domestic | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%